Leases (Details 3) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Jan. 01, 2019
Leases
2020	¥ 3,267,527
2021	2,187,920
2022	1,549,062
2023	1,085,230
2024	664,785
2025 and thereafter	926,265
Total lease payments	9,680,789
Less: interest	(964,145)
Present value of operating lease liabilities	¥ 8,716,644	¥ 7,000,000